Pay vs Performance Disclosure		12 Months Ended
	Mar. 21, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE ("PVP")

Pay Versus Performance Table

The following table shows Compensation Actually Paid ("CAP") over the past five years for 1) the Principal Executive Officer ("PEO"), i.e., the CEO, and 2) an average of the rest of the Non-PEO NEOs in addition to financial metrics for the sake of comparing executive pay to company performance.

Year	Summary Compens- ation Table Total to PEO(1)	Compens- ation Actually Paid to PEO(1), (2)	Average Summary Compens- ation Table Total for Non-PEO NEOs(3)	Average Compens- ation Actually Paid to Non-PEO NEOs(2), (3)	Value of Initial Fixed $100 Investment Based on:		Net Income	CSM: Earnings Per Share	Supple-mental: 2-Year Relative EPS (Percentile Ranking)
					Company TSR	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	$6,075,790	$9,675,184	$1,952,269	$2,631,641	$138	$131	$523,553	$8.14	78%
2023	$4,606,700	$3,966,853	$1,613,750	$1,345,224	$109	$116	$531,133	$8.02	47%
2022	$3,429,234	$2,770,850	$1,620,647	$1,349,872	$128	$116	$520,293	$7.68	11%
2021	$4,770,327	$4,250,843	$1,789,011	$1,969,568	$128	$125	$616,325	$8.95	53%
2020	$5,540,358	$6,220,266	$1,839,044	$1,874,498	$81	$91	$435,071	$6.19	78%

(1)Steven G. Bradshaw served as Chief Executive Officer in 2020 and 2021 before retiring as CEO on December 31, 2021. Stacy C. Kymes assumed the role of Chief Executive Officer effective January 1, 2022 and his compensation is reflected for 2022, 2023, and 2024.
(2)To calculate Compensation Actually Paid to the PEO and the non-PEO NEOs, the following amounts were deducted from and added to the Summary Compensation Table ("SCT") total compensation:

PEO Summary Compensation Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2024	$6,075,790	$(2,675,024)	$6,274,418	$9,675,184
2023	$4,606,700	$(2,406,351)	$1,766,503	$3,966,853
2022	$3,429,234	$(2,059,272)	$1,400,888	$2,770,850
2021	$4,770,327	$(2,226,025)	$1,706,541	$4,250,843
2020	$5,540,358	$(2,232,508)	$2,912,416	$6,220,266
Average Non-PEO NEO Summary Compensation Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2024	$1,952,269	$(645,057)	$1,324,429	$2,631,641
2023	$1,613,750	$(623,127)	$354,601	$1,345,224
2022	$1,620,647	$(593,661)	$322,886	$1,349,872
2021	$1,789,011	$(586,251)	$766,808	$1,969,568
2020	$1,839,044	$(586,550)	$622,004	$1,874,498

(i)    Represents the grant date fair value of equity-based awards granted each year and the change in actuarial present value of the individuals' accumulated benefit under all defined benefit pension plans.

(ii)    Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown, including the fair value of equity awards granted in the covered year at the end of the covered year; year-over-year changes in the fair value of equity awards granted in prior years that are still outstanding and unvested as of the covered year-end, including:
•2018, 2019, 2020, 2021, 2022, 2023, and 2024 Restricted Stock Awards ("RSAs") and Restricted Stock Units ("RSUs");
•2018, 2019, 2020, 2021, 2022, 2023, and 2024 Performance Stock Awards ("PSAs") and Performance Stock Units ("PSUs");
•January 2013 Option Grants;

and year-over-year changes in fair value of equity awards granted in prior years that vested in the covered year, including:
•2017, 2018, 2019, 2020, and 2021 RSA and RSU awards;
•2022 and 2023 RSAs for Mr. Nell at retirement;
•2017, 2018, 2019, 2020 and 2021 PSA and PSU awards;
•January 2013 Option Grants.

Service based awards are valued based on the stock price as of the end of each fiscal year or on vest date, as appropriate. Performance based awards are valued based on the stock price at the end of each fiscal year or on vest date, as appropriate, and are subject to a performance factor applied based upon the likelihood of the award to payout at vesting. This performance factor is based on the Company's Long Term Incentive performance factors described in more detail on pages 38 through 40. Stock options are valued using Black-Scholes valuation at each relevant year end and vest date.

(iii)    No pension values are included in the additions to the Summary Compensation Table total to arrive at Compensation Actually Paid as there have been no service costs associated with the pension plan since it was frozen in 2005 and terminated in 2022.

(3)The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2020 and 2021: Messrs. Steven E. Nell; Stacy C. Kymes; Scott B. Grauer; and Norman P. Bagwell. Following Mr. Kymes' move to Chief Executive Officer effective January 1, 2022, the non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2022: Steven E. Nell; Scott B. Grauer; Marc C. Maun; and Norman P. Bagwell. Following Mr. Nell's retirement effective February 28, 2023, the non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2023: Martin E. Grunst, Scott B. Grauer, Marc C. Maun, Brad A. Vincent, and Steven E. Nell. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2024: Messrs. Martin E. Grunst, Scott B. Grauer, Marc C. Maun, and Brad A. Vincent.

(4)The Total Shareholder Return Peer group is the KBW Regional Banking Index, which is the same peer group used in the Shareholder Return Performance Graph on page 22 of the Company's Annual Report on Form 10-K for the year ending December 31, 2024.
Tabular Disclosure of Most Important Measures to Determine FY2024 Compensation Actually Paid

The items listed below represent the most important financial metrics the Company used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis within the sections titled "Annual Incentive Bonus" (page 36) and "Long-Term Incentive Compensation" (page 38). Although absolute earnings per share is not used for the purposes of calculating executive incentive, it is a one-year measure which directly impacts two- and three-year relative earnings per share peer group percentile rank, which each drive meaningful portions of executive pay.

Most Important Performance Measures
Earnings Per Share
2-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
3-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
Business Performance

Company Selected Measure Name		Earnings Per Share
Named Executive Officers, Footnote		Steven G. Bradshaw served as Chief Executive Officer in 2020 and 2021 before retiring as CEO on December 31, 2021. Stacy C. Kymes assumed the role of Chief Executive Officer effective January 1, 2022 and his compensation is reflected for 2022, 2023, and 2024.
Peer Group Issuers, Footnote		The Total Shareholder Return Peer group is the KBW Regional Banking Index, which is the same peer group used in the Shareholder Return Performance Graph on page 22 of the Company's Annual Report on Form 10-K for the year ending December 31, 2024.
PEO Total Compensation Amount		$ 6,075,790	$ 4,606,700	$ 3,429,234	$ 4,770,327	$ 5,540,358
PEO Actually Paid Compensation Amount		$ 9,675,184	3,966,853	2,770,850	4,250,843	6,220,266
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid to the PEO and the non-PEO NEOs, the following amounts were deducted from and added to the Summary Compensation Table ("SCT") total compensation:
PEO Summary Compensation Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2024	$6,075,790	$(2,675,024)	$6,274,418	$9,675,184
2023	$4,606,700	$(2,406,351)	$1,766,503	$3,966,853
2022	$3,429,234	$(2,059,272)	$1,400,888	$2,770,850
2021	$4,770,327	$(2,226,025)	$1,706,541	$4,250,843
2020	$5,540,358	$(2,232,508)	$2,912,416	$6,220,266

Non-PEO NEO Average Total Compensation Amount		$ 1,952,269	1,613,750	1,620,647	1,789,011	1,839,044
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,631,641	1,345,224	1,349,872	1,969,568	1,874,498
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEO Summary Compensation Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2024	$1,952,269	$(645,057)	$1,324,429	$2,631,641
2023	$1,613,750	$(623,127)	$354,601	$1,345,224
2022	$1,620,647	$(593,661)	$322,886	$1,349,872
2021	$1,789,011	$(586,251)	$766,808	$1,969,568
2020	$1,839,044	$(586,550)	$622,004	$1,874,498

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid versus Total Shareholder Return Below is a graph depicting the relationship between Compensation Actually Paid and Total Shareholder Return ("TSR").
Compensation Actually Paid vs. Net Income		Compensation Actually Paid versus Net Income Below is a graph depicting the relationship between Compensation Actually Paid and Company Net Income.
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid versus Company Selected Measure Below is a graph depicting the relationship between Compensation Actually Paid and Earnings Per Share ("EPS").
Total Shareholder Return Vs Peer Group		Total Shareholder Return: Company versus Performance Peer Group The Company's five-year cumulative Total Shareholder Return ("TSR") is shown in comparison to the KBW Regional Banking Index.
Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine FY2024 Compensation Actually Paid

The items listed below represent the most important financial metrics the Company used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis within the sections titled "Annual Incentive Bonus" (page 36) and "Long-Term Incentive Compensation" (page 38). Although absolute earnings per share is not used for the purposes of calculating executive incentive, it is a one-year measure which directly impacts two- and three-year relative earnings per share peer group percentile rank, which each drive meaningful portions of executive pay.

Most Important Performance Measures
Earnings Per Share
2-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
3-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
Business Performance

Total Shareholder Return Amount		$ 138	109	128	128	81
Peer Group Total Shareholder Return Amount		131	116	116	125	91
Net Income (Loss)		$ 523,553	$ 531,133	$ 520,293	$ 616,325	$ 435,071
Company Selected Measure Amount		8.14	8.02	7.68	8.95	6.19
PEO Name		Stacy C. Kymes	Stacy C. Kymes	Steven G. Bradshaw	Steven G. Bradshaw
Measure:: 1
Pay vs Performance Disclosure
Name		Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure		Supplemental: Compensation Actually Paid versus 2-Year EPS Performance Peer Group Percentile RankBelow is a graph depicting the relationship between Compensation Actually Paid and the Company's percentile rank versus peers on two-year EPS growth versus the Company's performance peer groups described in more detail on page 35. This performance factor is one of the Company's Annual Incentive performance factors described in more detail on pages 34 and 35. Two-year EPS growth performance is used to calculate a portion of executives' annual incentives and can be a precursor to future three-year EPS performance influencing the performance factor associated with unvested performance awards, ultimately impacting Compensation Actually Paid.
Other Performance Measure, Amount		0.78	0.47	0.11	0.53	0.78
Name	2-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Relative Earnings Per Share (EPS) Performance Peer Group Percentile Rank
Measure:: 4
Pay vs Performance Disclosure
Name	Business Performance
PEO | PEO Adj 1 Member Deduct Equity Awards Actuarial Present Value SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,675,024)	$ (2,406,351)	$ (2,059,272)	$ (2,226,025)	$ (2,232,508)
PEO | PEO Adj 2 Member Add Value of Equity Awards SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,274,418	1,766,503	1,400,888	1,706,541	2,912,416
Non-PEO NEO | Non PEO Adj 1 Member Deduct Equity Awards Actuarial Present Value SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(645,057)	(623,127)	(593,661)	(586,251)	(586,550)
Non-PEO NEO | Non PEO Adj 2 Member Add Value of Equity Awards SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,324,429	$ 354,601	$ 322,886	$ 766,808	$ 622,004